Financial instruments - Fair values and risk management - Movement in the loss allowance account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Eliminated on disposal of a subsidiary	$ (695)	$ 0
Allowance for impairment
Disclosure of detailed information about financial instruments [line items]
Balance at January 1	740	2,424
Additions from acquisition	0	80
Net remeasurement of loss allowance	1,019	366
Amounts written off	(498)	(2,132)
Exchange differences	0	2
Balance at December 31	$ 566	$ 740